INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	2025	2024
Net loss before income taxes per financial statements	$(6,615,496)	$(3,338,590)
Income tax rate	21%	21%
Income tax recovery	(1,389,254)	(701,104)
Valuation allowance change	1,389,254	701,104
Income tax expense (recovery)	$—	$—